DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2020
Derivative, Fair Value, Net [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 6:       DERIVATIVE INSTRUMENTS

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar, but are not designated as an accounting hedge. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in NIS, Euros and GBP.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:
	Balance sheet location	Fair Value		Notional Amount
		December 31,	June 30,	December 31,	June 30,
		2019	2020	2019	2020
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not designated as cash flow hedge	Other current assets	$81	$415	$11,185	$12,565
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Other accounts payables	(7)	(9)	11,185	507
		$74	$406	$22,370	$13,072